Document And Entity Information	Apr. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 13, 2023
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Entity Emerging Growth Company	false
Securities Act File Number	0-24920
Entity Incorporation, State or Country Code	IL
Entity Tax Identification Number	36-3894853
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	7.57% Notes due August 15, 2026
No Trading Symbol Flag	true
Security Exchange Name	NYSE